Kirkpatrick & Lockhart LLP                       1800 Massachusetts Avenue, N.W.
                                                 Second Floor
                                                 Washington, D.C. 20036-1800
                                                 202-778-9059
                                                 202-778-9100 - Facsimile



                               September 13, 2004

EDGAR FILING
------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


                   Re:   Potomac Funds
                         File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

         Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information ("SAI") for the Spectrum High Yield Plus Fund, Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund used with respect to the above Registrant does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 32 ("PEA No. 32") to its Registration Statement on Form N-1A and that PEA No. 32 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9044.

                                          Very truly yours,

                                          /s/ David Joire

                                          David Joire


cc:  Daniel O'Neill
        Rafferty Asset Management, LLC